AMOUNT DUE TO A DIRECTOR	12 Months Ended
Mar. 31, 2025
AMOUNT DUE TO A DIRECTOR
AMOUNT DUE TO A DIRECTOR	11. AMOUNT DUE TO A DIRECTOR
	As of March 31,
	2025	2024
	US$’000	US$’000
Amount due to a director	890	201
The amount is unsecured, interest-free loan and no specific repayment terms.